Taxation - Summary of Reconciliation Between the Computed Expected Tax Expense (Benefit) Rate and the Effective Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory tax rate		25.00%	25.00%	25.00%
Research and development tax credit		(2.00%)	(2.00%)	(2.00%)
Effect of tax holiday	[1]	(19.00%)	(6.00%)	(5.00%)
Change in valuation allowance				(9.00%)
Undeductable expenses		2.00%	2.00%
Others			1.00%
Effective income tax rate		6.00%	20.00%	9.00%

[1]	Although the subsidiary approved the Software Enterprise Status is entitled to enjoy full exemption from EIT for two years from 2017, it is also subject to the annual tax inspection which was finally settled in 2018. As a result, the Group reversed a total of RMB268,051 tax expenses in the fourth quarter of 2018 including RMB136,424 related to the tax expenses of 2017 and RMB131,627 related to the tax expenses for first three quarters of 2018, which were recorded as tax payable in the balance sheet.